CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 784,778	$ 127,718
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,261,596)	(1,016,670)
Changes in operating assets and liabilities:
Prepaid expenses	(125,000)	75,000
Accounts payable and accrued expenses	136,694	22,253
Income taxes payable	208,612	(2,768)
Net cash used in operating activities	(256,512)	(794,467)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(275,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		334,927
Net cash provided by (used in) investing activities	(275,000,000)	334,927
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	269,500,000
Proceeds from Issuance of Warrants	7,500,000
Proceeds from promissory notes - related party	231,366
Repayment of promissory notes - related party	(231,366)
Payment of offering costs	(437,880)
Net cash provided by financing activities	276,562,120
Net Change in Cash	1,305,608	(459,540)
Cash - Beginning	0	1,305,608
Cash - Ending	1,305,608	846,068
Supplemental cash flow information:
Cash paid for income taxes		213,233
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption	261,909,820
Change in value of Class A common stock subject to possible redemption	786,070	$ 127,717
Deferred underwriting fee payable	9,625,000
Offering costs paid directly by Sponsor in exchange for the issuance of Class B common stock to Sponsor	$ 25,000